FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Financial Instruments [Abstract]
Financial assets measured at fair value

	Years ended December 31,
	2018	2017
Proceeds from sale of marketable securities	$0.9	$14.5
Acquisition date fair value of marketable securities sold	(1.3)	(25.4)
Loss on sale of marketable securities recorded in OCI	$(0.4)	$(10.9)

Disclosure of detailed information about hedging instruments
Additional information on hedging instruments and hedged forecast transactions related to currency exchange rate risk as at December 31, 2018 and December 31, 2017 is as follows:

	Carrying amount			Fair value changes used for calculating hedge ineffectiveness
As at December 31, 2018	Assets	Liabilities	Accumulated cash flow hedge fair value reserve (before tax)	Hedging instruments	Hedged items
Canadian dollar option contracts	$—	$(4.5)	$(0.5)	$(0.5)	$0.5
Canadian forward contracts	—	(0.6)	(0.6)	(0.6)	0.6
Euro option contracts	—	(0.2)	—	—	—
	$—	$(5.3)	$(1.1)	$(1.1)	$1.1

	Carrying amount			Fair value changes used for calculating hedge ineffectiveness
As at December 31, 2017	Assets	Liabilities	Accumulated cash flow hedge fair value reserve (before tax)	Hedging instruments	Hedged items
Canadian option contracts	$5.3	$—	$4.5	$4.5	$(4.5)
Euro option contracts	4.4	—	3.8	3.8	(3.8)
	$9.7	$—	$8.3	$8.3	$(8.3)
Additional information on hedging instruments and hedged forecast transactions related to oil and fuel market price risk as at December 31, 2018 and December 31, 2017 was as follows:

	Carrying amount			Fair value changes used for calculating hedge ineffectiveness
As at December 31, 2018	Assets	Liabilities	Accumulated cash flow hedge fair value reserve (before tax)	Hedging instruments	Hedged items
Brent crude oil option contracts	$0.1	$(2.6)	$(1.0)	$(1.0)	$1.0
WTI crude oil option contracts	—	(2.7)	—	—	—
	$0.1	$(5.3)	$(1.0)	$(1.0)	$1.0

	Carrying amount			Fair value changes used for calculating hedge ineffectiveness
As at December 31, 2017	Assets	Liabilities	Accumulated cash flow hedge fair value reserve (before tax)	Hedging instruments	Hedged items
Brent crude oil option contracts	$6.1	$—	$2.7	$2.7	$(2.7)
WTI crude oil option contracts	2.7	—	0.1	0.1	(0.1)
	$8.8	$—	$2.8	$2.8	$(2.8)

	Gain (loss) recognized in cash flow hedge reserve		(Gain) loss reclassified or adjusted from cash flow hedge reserve
	Year ended December 31, 2018	Year ended December 31, 2017	Year ended December 31, 2018	Year ended December 31, 2017

Exchange rate risk
Canadian dollar forward contracts	$(0.6)	$—	$—	$—
Canadian dollar option contracts	(3.6)	6.8	(1.4)	(2.5)
Euro option contracts	(1.2)	6.5	(2.6)	(2.3)
Crude oil option contracts	4.3	3.2	(8.0)	(0.3)
	(1.1)	16.5	(12.0)	(5.1)
Time value of option contracts excluded from hedge relationship	(15.8)	(1.9)	—	—
	$(16.9)	$14.6	$(12.0)	$(5.1)

	Gain reclassified or adjusted from cash flow hedge reserve to:
	Year ended December 31, 2018	Year ended December 31, 2017

Consolidated balance sheets
Property, plant and equipment	$(1.1)	$(1.1)
Consolidated statements of earnings
Cost of sales	(10.5)	(3.3)
General and administrative expenses	(0.4)	(0.7)
Total	$(12.0)	$(5.1)

Disclosure of terms and conditions of outstanding derivative contracts
As at December 31, 2018, the Company's outstanding derivative contracts which qualified for hedge accounting, and the periods in which the cash flows are expected to occur and impact the Consolidated statements of earnings and Property, plant and equipment balance are as follows:

	2019	2020	Total
Cash flow hedges
Exchange rate risk
Canadian dollar option contracts (millions of C$)	282	186	468
Rate range ($/C$)[1]	1.25-1.39	1.30-1.36
Euro option contracts (millions of €)	96	—	96
Rate range (€/$)[2]	1.13-1.20	—

1
The Company executed Canadian dollar collar options, which consist of Canadian dollar call and put options. The strike prices for the call options are C$1.25 and C$1.30. The strike prices for the put options are C$1.39 and C$1.36. The Company will recognize a gain from the difference between a lower market price and the Canadian dollar call strike price. The Company will incur a loss from the difference between a higher market price and the Canadian dollar put strike price.

2
The Company executed euro collar options, which consist of euro put and call options. The strike price for the put options is €1.13. The strike price for the call options is €1.20. The Company will incur a loss from the difference between a lower market price and the euro put strike price. The Company will recognize a gain from the difference between a higher market price and the euro call strike price.

As at December 31, 2018, the Company’s outstanding crude oil derivative contracts, which qualified for hedge accounting, and the periods in which the cash flows are expected to occur and impact the Consolidated statements of earnings, are as follows:

	2019	2020	2021	2022	2023	Total
Brent crude oil option contracts (barrels)[1]	654	573	588	420	—	2,235
Option contracts with strike prices at ($/barrel)[2]	44-65	50-65	54-65	53-65	—
WTI crude oil option contracts (barrels)[1]	498	489	456	348	348	2,139
Option contracts with strike prices at ($/barrel)[2]	40-60	43-60	46-62	45-62	47-60

1	Quantities of barrels are in thousands.

2
The Company executed Brent and WTI collar options, which consist of Brent and WTI put and call options with strike prices within the given range in 2019 through 2023. The Company will incur a loss from the difference between a lower market price and the put strike price. The Company will recognize a gain from the difference between a higher market price and the call strike price.

Sensitivity analysis for types of market risk
The table below sets out the fair value as at December 31, 2018, and what the fair value would have been based on an increase or a decrease of 10% of the price. The entire change in fair value would be recorded in the Consolidated statements of comprehensive income as Other comprehensive income.

	December 31, 2018	Increase of 10%	Decrease of 10%
Brent crude oil option contracts	$(2.5)	$4.3	$(9.6)
WTI crude oil option contracts	$(2.7)	$7.2	$(12.1)
The table below sets out the fair value as at December 31, 2018, and what the fair value would have been based on an increase or decrease of 10% in the U.S. dollar exchange rate. The entire change in fair value would be recorded in the Consolidated statements of comprehensive income as Other comprehensive income.

	December 31, 2018	Increase of 10%	Decrease of 10%
Canadian dollar (C$)	$(5.1)	$(31.7)	$24.5
Euro (€)	$(0.2)	$9.0	$(7.8)

Disclosure of detailed information about hedged items
Additional information on hedging instruments and hedged forecast transactions related to currency exchange rate risk as at December 31, 2018 and December 31, 2017 is as follows:

	Carrying amount			Fair value changes used for calculating hedge ineffectiveness
As at December 31, 2018	Assets	Liabilities	Accumulated cash flow hedge fair value reserve (before tax)	Hedging instruments	Hedged items
Canadian dollar option contracts	$—	$(4.5)	$(0.5)	$(0.5)	$0.5
Canadian forward contracts	—	(0.6)	(0.6)	(0.6)	0.6
Euro option contracts	—	(0.2)	—	—	—
	$—	$(5.3)	$(1.1)	$(1.1)	$1.1

	Carrying amount			Fair value changes used for calculating hedge ineffectiveness
As at December 31, 2017	Assets	Liabilities	Accumulated cash flow hedge fair value reserve (before tax)	Hedging instruments	Hedged items
Canadian option contracts	$5.3	$—	$4.5	$4.5	$(4.5)
Euro option contracts	4.4	—	3.8	3.8	(3.8)
	$9.7	$—	$8.3	$8.3	$(8.3)
Additional information on hedging instruments and hedged forecast transactions related to oil and fuel market price risk as at December 31, 2018 and December 31, 2017 was as follows:

	Carrying amount			Fair value changes used for calculating hedge ineffectiveness
As at December 31, 2018	Assets	Liabilities	Accumulated cash flow hedge fair value reserve (before tax)	Hedging instruments	Hedged items
Brent crude oil option contracts	$0.1	$(2.6)	$(1.0)	$(1.0)	$1.0
WTI crude oil option contracts	—	(2.7)	—	—	—
	$0.1	$(5.3)	$(1.0)	$(1.0)	$1.0

	Carrying amount			Fair value changes used for calculating hedge ineffectiveness
As at December 31, 2017	Assets	Liabilities	Accumulated cash flow hedge fair value reserve (before tax)	Hedging instruments	Hedged items
Brent crude oil option contracts	$6.1	$—	$2.7	$2.7	$(2.7)
WTI crude oil option contracts	2.7	—	0.1	0.1	(0.1)
	$8.8	$—	$2.8	$2.8	$(2.8)

Disclosure of detailed information about non-hedge derivatives

		Years ended December 31,
	Notes	2018	2017
Embedded derivative	20(a)	$(6.1)	$2.6
Warrants		(3.0)	0.5
	32	$(9.1)	$3.1